Group - Statement of Comprehensive Income - USD ($) $ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Condensed Statement of Income Captions [Line Items]
Profit (loss) for the period		$ 373	$ 428	$ 971
Items that will be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	[1]	(10)	(12)	38
Items that will not be reclassified subsequently to profit or loss:
Exchange differences on translation of non-foreign operations	[1]	2	(50)	(16)
Net (loss) gain on equity investments		(40)	53	98
Actuarial gain (loss) recognised		0	0	10
Deferred taxation thereon		(4)	(7)	(6)
Other comprehensive income that will not be reclassified to profit or loss		(42)	(4)	86
Other comprehensive income (loss) for the period, net of tax		(52)	(16)	124
Equity shareholders
Comprehensive income, attributable to owners of parent		310	424	1,121
Non-controlling interests
- Continuing operations		11	7	18
Aggregate continuing and discontinued operations
Items that will not be reclassified subsequently to profit or loss:
Total comprehensive income (loss) for the period, net of tax		321	412	1,095
Discontinued operations
Equity shareholders
Comprehensive income, attributable to owners of parent		$ 0	$ (19)	$ (44)

[1]	Exchange differences arising on translation of foreign and non-foreign operations for the six months ended 30 June 2020 have been restated to reflect those that will be reclassified subsequently to profit or loss and those that will not be reclassified subsequently to profit or loss. Refer to note 15.